Other disclosures - Credit Risk - Measurement uncertainty - Reconciliation to total ECL (Details) - GBP (£) £ in Millions	Jun. 30, 2020		Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 703,874	[1]	£ 680,053	[2]
ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,702	[1]	6,630	[2]
ECL [member] | Total model ECL [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,842		5,603
ECL [member] | ECL from individually assessed impairments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,026		419
ECL [member] | ECL from non-modelled and other management adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,166)		£ 608

[1]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value thro ugh other comprehensive income and other assets . These have a total gross exposure of £ 215.6 bn and impairment allowance of £ 176 m. This comprises £ 37 m ECL on £ 209.2 bn stage 1 a ssets, £ 24 m on £ 6.3 bn stage 2 fair value through other comprehe nsive inc ome assets, cash collateral and settlement balances and £ 115 m on £ 115 m stage 3 other assets

[2]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financ ial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £ 149.3 bn and impairment allowance of £ 24 m. This comprises £ 12 m ECL on £ 148.5 bn stage 1 assets, £ 2 m on £ 0.8 bn stage 2 fair value through other comprehensive income assets , cash collateral and settlement balances and £ 10 m on £ 10 m stage 3 other assets